Convertible Instruments and Accrued Interest - Long-term Convertible Note - November 2020 Note (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended				3 Months Ended							6 Months Ended		9 Months Ended				12 Months Ended
	Apr. 02, 2021	Nov. 10, 2020	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Feb. 28, 2023	Feb. 28, 2022		Nov. 30, 2021	Aug. 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	Feb. 28, 2023	Feb. 28, 2022		Feb. 28, 2021	May 31, 2022	May 31, 2021	May 31, 2020	Feb. 04, 2023
Debt Instrument [Line Items]
Net Proceeds																					$ 100,000
Unamortized discount	$ 3,400
Number of days of notice to be given for conversion of notes into common stock																5 days
Loss on induced conversion								$ (12,066)		$ (6,785)	$ (18,530)		$ (6,724)	$ (25,315)	$ (6,724)	$ 2,700	$ (37,381)		$ (6,724)		(39,131)
Amortization of issuance discount and costs																1,772				$ 3,045
Accrued interest on convertible notes							$ 9,421									9,421				5,974	2,007
Interest on convertible notes							$ 1,142	1,187	[1]							$ 3,447	4,299	[1]		5,417	4,387
Previously Reported
Debt Instrument [Line Items]
Loss on induced conversion								(3,109)		(3,312)	(4,651)	$ (7,625)	(4,169)	(7,963)	(4,169)		(11,072)		(11,794)		(19,896)
Adjustments
Debt Instrument [Line Items]
Loss on induced conversion								$ (8,957)		$ (3,473)	(13,879)	$ 7,625	$ (2,555)	$ (17,352)	$ (2,555)		$ (26,309)		$ 5,070		(19,235)
Long-term Convertible Note - November 2020 Note
Debt Instrument [Line Items]
Debt instrument term		2 years
Convertible note, aggregate principal		$ 28,500
Net Proceeds		25,000
Unamortized discount		3,400
Debt issuance costs		$ 100
Convertible notes, interest rate		10.00%
Conversion price per share		$ 10.00
Number of days of notice to be given for conversion of notes into common stock		5 days
Loss on extinguishment of convertible notes																				4,700	6,400
Amortization of issuance discount and costs																				98
Long-term Convertible Note - November 2020 Note | Adjustments
Debt Instrument [Line Items]
Loss on induced conversion																				(13,900)	(2,000)
Long-term Convertible Note-March 2020 Note | Adjustments
Debt Instrument [Line Items]
Loss on induced conversion																					(3,100)
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Debt instrument term	2 years
Convertible note, aggregate principal	$ 28,500																						$ 7,800
Net Proceeds	25,000
Debt issuance costs	$ 100
Convertible notes, interest rate	10.00%						10.00%									10.00%
Conversion price per share	$ 10.00						$ 10.00									$ 10.00
Number of days of notice to be given for conversion of notes into common stock	5 days
Shares reserved	6.0
Loss on extinguishment of convertible notes																				(6,400)	0	$ 0
Loss on induced conversion							$ 2,000
Beneficial conversion feature	$ 0
Amortization of issuance discount and costs																$ 463				1,197
Monthly redemption amount deferred			$ 7,500
Long-term Convertible Note - April 2, 2021 Note | Adjustments
Debt Instrument [Line Items]
Loss on induced conversion																				$ (12,400)
June 2021 Partitioned Notes
Debt Instrument [Line Items]
Convertible note, aggregate principal						$ 6,000
Shares issued on debt conversion						4.2
Monthly redemption amount deferred						$ 1,500
July 2021 Partitioned Notes
Debt Instrument [Line Items]
Convertible note, aggregate principal					$ 4,000
Shares reserved					3.2
Monthly redemption amount deferred					$ 3,500
August 2021 Partitioned Notes
Debt Instrument [Line Items]
Convertible note, aggregate principal				$ 4,900							$ 4,900
Shares reserved				4.4							4.4
Monthly redemption amount deferred				$ 2,600
Long-term Convertible Note-July 2020 Note | Adjustments
Debt Instrument [Line Items]
Loss on induced conversion																					$ (14,100)

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.